Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Nov. 13, 2023	May 31, 2016	Nov. 30, 2023	Aug. 31, 2016	Feb. 29, 2024	Nov. 30, 2016	May 31, 2024	Feb. 28, 2017	Aug. 31, 2024	May 31, 2017	Nov. 30, 2024	Aug. 31, 2017	Feb. 28, 2025	Nov. 30, 2017	May 31, 2025	Feb. 28, 2018	Aug. 31, 2025	May 31, 2018	Nov. 30, 2025	Aug. 31, 2018	Feb. 28, 2026	Nov. 30, 2018	May 31, 2026	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005490
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,374		$ 10,296		$ 10,852		$ 11,260		$ 11,566		$ 11,980		$ 12,100		$ 12,106		$ 12,384		$ 11,918		$ 12,313	$ 12,366	$ 12,911	$ 13,387	$ 13,144	$ 13,131	$ 14,376	$ 15,033	$ 15,752	$ 16,528	$ 17,025	$ 16,794	$ 16,237	$ 15,367	$ 14,789	$ 14,989	$ 14,984	$ 15,246	$ 15,769	$ 15,917	$ 16,919	$ 17,338	$ 18,130	$ 18,530	$ 18,574	$ 18,711	$ 19,624	$ 20,275	$ 21,108	$ 21,613
C000005491
Account Value [Line Items]
Accumulated Value		10,000		10,367		10,283		10,832		11,232		11,529		11,935		12,050		12,045		12,313		11,846		12,228	12,275	12,803	13,267	13,019	13,000	14,225	14,862	15,566	16,327	16,809	16,564	16,002	15,143	14,560	14,752	14,736	14,979	15,491	15,621	16,597	16,994	17,761	18,149	18,183	18,298	19,174	19,799	20,601	21,080
C000005492
Account Value [Line Items]
Accumulated Value		10,000		10,366		10,276		10,814		11,207		11,501		11,894		11,999		11,989		12,247		11,773		12,147	12,188	12,707	13,160	12,900	12,875	14,082	14,700	15,385	16,125	16,594	16,343	15,777	14,918	14,343	14,519	14,493	14,727	15,211	15,333	16,287	16,665	17,402	17,771	17,789	17,894	18,747	19,341	20,106	20,572
C000244821
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 514,673		$ 547,482		$ 561,350		$ 586,975		$ 600,541		$ 601,901		$ 606,631		$ 636,269		$ 657,709		$ 685,011		$ 701,768
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000		512,174		522,826		523,046		548,095		547,386		553,193		551,599		565,284		578,594		587,826		579,914
S&P Target Date 2020 Index
Account Value [Line Items]
Accumulated Value		10,000		10,316		10,255		10,724		11,015		11,233		11,632		11,684		11,756		12,040		11,643		11,938	11,988	12,457	12,895	12,663	12,768	13,641	14,118	14,508	15,109	15,522	15,376	14,972	14,252	13,792	13,947	14,026	14,278	14,662	14,780	15,585	15,889	16,677	16,937	17,034	17,235	18,069	18,671	19,303	19,769
S&P Target Date 2020 Index
Account Value [Line Items]
Accumulated Value		10,000		10,316		10,255		10,724		11,015		11,233		11,632		11,684		11,756		12,040		11,643		11,938	11,988	12,457	12,895	12,663	12,768	13,641	14,118	14,508	15,109	15,522	15,376	14,972	14,252	13,792	13,947	14,026	14,278	14,662	14,780	15,585	15,889	16,677	16,937	17,034	17,235	18,069	18,671	19,303	19,769
S&P Target Date 2020 Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,316		$ 10,255		$ 10,724		$ 11,015		$ 11,233		$ 11,632		$ 11,684		$ 11,756		$ 12,040		$ 11,643		$ 11,938	$ 11,988	$ 12,457	$ 12,895	$ 12,663	$ 12,768	$ 13,641	$ 14,118	$ 14,508	$ 15,109	$ 15,522	$ 15,376	$ 14,972	$ 14,252	$ 13,792	$ 13,947	$ 14,026	$ 14,278	$ 14,662	$ 14,780	$ 15,585	$ 15,889	$ 16,677	$ 16,937	$ 17,034	$ 17,235	$ 18,069	$ 18,671	$ 19,303	$ 19,769
S&P Target Date 2020 Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 514,888		$ 542,917		$ 553,510		$ 580,945		$ 590,032		$ 593,405		$ 600,409		$ 629,443		$ 650,418		$ 672,451		$ 688,680